TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Tax on debits and credits to bank accounts [abstract]
General tax rate for credits and debits	0.60%	0.60%	0.60%
Percentage of other taxes applied on amounts credited and debited as payment	33.00%
Percentage included within income applied on amounts credited and debited as payment	67.00%